S000066849 [Member] Investment Objectives and Goals - iShares MSCI USA Quality GARP ETF	Mar. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	iShares MSCI USA Quality GARP ETF GARP | Cboe BZX
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The iShares MSCI USA Quality GARP ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization growth stocks exhibiting favorable value and quality characteristics.